Organization And Principal Activities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Place of Incorporation	E9
Subsidiaries [Member] | Shanghai 100me Internet Technology Co., Ltd. ("Shanghai 100me") [Member]
Date of Incorporation	Mar. 26, 2014
Place of Incorporation	F4